Acquisitions (Tables) - Fullerton India Credit Company Limited Member [Member]	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Fair Values of Assets and Liabilities at the Date of Acquisition and Consideration Paid
The fair values of assets and liabilities of Fullerton India at the date of acquisition and the consideration paid were as follows:

At November 30, 2021
(In millions)
Assets:
Cash and deposits with banks	¥37,495
Loans and advances	306,413
All other assets	58,612

Total assets	¥402,520

Liabilities:
Borrowings	¥176,075
Debt securities in issue	135,445
All other liabilities	22,752

Total liabilities	¥334,272

Net assets	68,248
Non-controlling interests measured at their proportionate share of the identifiable assets	(17,130)

Net assets acquired	51,118
Goodwill	179,197

Consideration	¥230,315

Consideration (1) :
Cash	¥230,315

Total	¥230,315

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥2,093

(1)
A contingent consideration is included in the contract, and payable upon a specific performance indicator of Fullerton India. As a result of estimating the indicator, the Group does not recognize the contingent consideration.

Total Amount of Cash Consideration Paid and Cash Acquired by Obtaining Control of Subsidiaries and Businesses
The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries during the fiscal year ended March 31, 2022 were as follows:

For the fiscal year ended March 31, 2022
(In millions)
Cash consideration paid	¥(230,315)
Cash and cash equivalents transferred as a result of the acquisitions	14,621

Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥(215,694)